Consolidated Balance Sheets		Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
CURRENT ASSETS
Cash and cash equivalents		$ 20,149,806	$ 18,807,936
Restricted cash		12,724,365	12,762,708
Trade accounts receivables		15,824,103	14,119,606
Inventories		16,248,373	15,309,100
Other receivables, net		2,938,049	2,725,015
Advances to suppliers		914,776	142,417
Other current assets		569,544	616,008
Total current assets		69,682,362	64,482,790
OTHER ASSETS
Property and equipment, net		4,906,589	5,100,264
Long-term investment		1,195,261	1,772,072
Farmland assets		634,153	666,721
Long-term deposits		1,119,006	1,038,125
Other noncurrent assets		682,437	790,056
Operating lease right-of-use assets		13,827,360	13,924,826
Intangible assets, net		3,009,922	3,195,748
Total other assets		25,374,728	26,487,812
Total assets		95,057,090	90,970,602
CURRENT LIABILITIES
Short-term loan payable		276,997
Accounts payable		31,630,131	26,990,250
Notes payable	[1]	31,676,335	29,255,776
Other payables		2,493,482	1,314,919
Customer deposits		518,241	695,931
Taxes payable		682,239	1,706,909
Accrued liabilities		386,395	756,516
Current portion of operating lease liabilities		4,862,766	5,131,373
Total current liabilities		74,360,095	66,535,234
Long-term operating lease liabilities		6,403,858	7,768,216
Total liabilities		80,763,953	74,303,450
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares; $0.24 par value; 150,000,000 shares authorized; 1,743,362 and 1,184,861 shares issued and outstanding as of March 31, 2024 and 2023, respectively		418,407	284,367
Preferred shares; $0.001 par value; 10,000,000 shares authorized; nil issued and outstanding as of March 31, 2024 and 2023
Additional paid-in capital		86,413,978	83,958,418
Statutory reserves		1,309,109	1,309,109
Accumulated deficit		(73,507,246)	(69,273,018)
Accumulated other comprehensive income		1,005,762	1,735,135
Total shareholders’ equity attributed to China Jo-Jo		15,640,010	18,014,011
Noncontrolling interests		(1,346,873)	(1,346,859)
Total shareholders’ equity		14,293,137	16,667,152
Total liabilities and shareholders’ equity		95,057,090	90,970,602
Related Party
CURRENT ASSETS
Due from related parties		313,346
CURRENT LIABILITIES
Due to related parties		$ 1,833,509	$ 683,560

[1]	As of March 31, 2024, the Company had $31,676,335 (RMB228,712,642) of notes payable from HUB. The Company is required to hold restricted cash in the amount of $12,657,839 (RMB 91,393,395 ) with HUB as collateral against these bank notes. Included in the restricted cash is a total of $4,501,198 three-year deposit (RMB32,500,000) deposited into HUB as a collateral for current and future notes payable from HUB. As of March 31, 2023, the Company had $29,255,776 (RMB 200,916,968) of notes payable from HUB. The Company is required to hold restricted cash in the amount of $12,217,616 (RMB 83,905,700 ) with HUB as collateral against these bank notes. Included in the restricted cash is a total of $4,732,366 three-year deposit (RMB32,500,000) deposited into HUB as a collateral for current and future notes payable from HUB.